Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Other payables	$ 191,819	$ 120,970
Accruals	76,694	89,498
Total payables and accrued liabilities	$ 268,513	$ 210,468	$ 81,872
Restatement [Member]
Other payables			48,373
Accruals			33,499
Total payables and accrued liabilities			$ 81,872